UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)

Foreign Common Stock (49.7%)
Australia (1.7%)
Beach Energy	6,200	$5
Fortescue Metals Group	2,500	4
McMillan Shakespeare	1,000	9
Primary Health Care	2,400	9
Rio Tinto	250	11

		38

Austria (0.5%)
Voestalpine	300	11

Belgium (0.6%)
Delhaize Group	150	12

Bermuda (1.4%)
Everest Re Group	60	10
PartnerRe	80	9
Validus Holdings	300	12

		31

Brazil (0.9%)
Cia de Saneamento Basico do Estado de Sao Paulo	1,100	5
Itausa - Investimentos Itau	2,500	9
Magazine Luiza	2,400	6

		20

Canada (3.4%)
Air Canada, Cl B*	1,200	11
Canadian Imperial Bank of Commerce	130	9
Domtar	200	8
Magna International	100	9
National Bank of Canada	200	7
Rogers Communications, Cl B	300	11
Shaw Communications, Cl B	400	9
Suncor Energy	300	9

		73

Cayman Islands (0.5%)
Fresh Del Monte Produce	300	10

China (1.8%)
China CITIC Bank, Cl H	18,000	13
Great Wall Motor, Cl H	3,000	17
Shanghai Pharmaceuticals Holding, Cl H	4,000	9

		39

Finland (0.6%)
Neste Oil	500	14

France (2.6%)
Alten	200	9
AXA	400	9
BNP Paribas	140	7

	Shares	Value (000)
France (continued)
Renault	100	$8
Sanofi	140	13
Total	200	10

		56

Germany (2.0%)
Allianz	60	10
Leoni	100	6
Muenchener Rueckversicherungs	50	10
Stada Arzneimittel	200	6
Volkswagen	50	11

		43

Guernsey (0.4%)
Amdocs	200	10

Hong Kong (1.8%)
China Resources Power Holdings	4,000	11
Shenzhen International Holdings	8,500	12
Tongda Group Holdings	70,000	9
Truly International Holdings	18,000	7

		39

Indonesia (0.6%)
Bank Negara Indonesia Persero	27,700	14

Ireland (1.5%)
Mallinckrodt*	89	10
Seagate Technology	200	11
Smurfit Kappa Group	500	12

		33

Israel (0.4%)
Bank Hapoalim	1,700	8

Italy (0.6%)
Astaldi	900	6
Sorin*	3,400	8

		14

Japan (7.6%)
Alfresa Holdings	640	8
Aozora Bank	3,000	11
Fuji Oil	700	9
KDDI	200	14
Lintec	500	11
Matsumotokiyoshi Holdings	300	10
Nippon Telegraph & Telephone	300	18
Nitto Kogyo	500	10
Resona Holdings	2,500	12
SKY Perfect JSAT Holdings	1,500	9
Sumitomo	700	7
Towa Pharmaceutical	200	9
Toyo Tire & Rubber	500	11
Tsumura	400	9
Valor	600	11
West Japan Railway	100	5

		164

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Mexico (0.3%)
OHL Mexico*	3,300	$6

Netherlands (1.7%)
Aegon	1,300	9
Koninklijke Ahold	600	11
Royal Dutch Shell, Cl B	500	16

		36

New Zealand (0.3%)
SKY Network Television	1,700	7

Norway (0.8%)
DNB	500	7
Marine Harvest	800	11

		18

Russia (0.5%)
Lukoil OAO ADR	200	8
Sistema GDR	400	2

		10

Singapore (1.1%)
DBS Group Holdings	1,000	15
Flextronics International*	900	10

		25

South Africa (1.1%)
Barclays Africa Group	800	14
Vodacom Group	800	9

		23

South Korea (1.1%)
Samsung Electronics	20	25

Spain (0.4%)
Mapfre	2,600	9

Sweden (1.0%)
Nordea Bank	700	9
TeliaSonera	2,000	12

		21

Switzerland (3.4%)
Credit Suisse Group	300	6
Gategroup Holding	400	11
Pargesa Holding	140	10
Swiss Life Holding	40	9
Swiss Re	200	18
Zurich Insurance Group	60	20

		74

Taiwan (1.1%)
Micro-Star International	8,000	9
Pegatron	6,000	16

		25

	Shares	Value (000)
Thailand (0.5%)
Krung Thai Bank	15,900	$11

Turkey (0.5%)
Eregli Demir ve Celik Fabrikalari	6,500	12

United Kingdom (7.0%)
3i Group	800	6
African Barrick Gold	2,800	12
Anglo American	400	7
AstraZeneca	130	9
BAE Systems	1,400	11
Bellway	400	11
BP	1,800	12
Centrica	2,100	9
Ensco, Cl A	300	8
Imperial Tobacco Group	200	9
J Sainsbury	1,900	7
Mondi	700	13
Noble	400	7
Old Mutual	3,000	9
Paragon Offshore	133	—
Petrofac	300	3
Tata Steel GDR	1,500	9
Tate & Lyle	900	9

		151

Total Foreign Common Stock
(Cost $1,002)		1082

Common Stock (41.6%)
Aerospace & Defense (1.1%)
L-3 Communications Holdings, Cl 3	60	7
Northrop Grumman	100	16

		23

Agricultural Products (0.4%)
Ingredion	100	8

Aircraft (1.2%)
JetBlue Airways*	900	15
Lockheed Martin	60	11

		26

Asset Management & Custody Banks (0.6%)
Ameriprise Financial	100	12

Automotive (1.9%)
Ford Motor	800	12
Goodyear Tire & Rubber	400	10
Lear	100	10
TRW Automotive Holdings*	100	10

		42

Banks (2.6%)
CIT Group	300	13
JPMorgan Chase	200	11
PNC Financial Services Group	150	13

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Banks (continued)
Regions Financial	1,000	$9
Wells Fargo	200	10

		56

Biotechnology (1.7%)
Amgen	80	12
Gilead Sciences*	100	11
United Therapeutics*	100	14

		37

Cable & Satellite (0.7%)
DIRECTV*	170	15

Chemicals (1.2%)
Celanese, Cl A	160	8
Eastman Chemical	140	10
Huntsman	400	9

		27

Computers & Services (3.2%)
EMC	500	13
Hewlett-Packard	300	11
Microsoft	300	12
Oracle	300	13
Symantec	500	12
Western Digital	100	10

		71

Drug Retail (0.4%)
CVS Health	100	10

Electrical Services (1.1%)
American Electric Power	200	13
FirstEnergy	300	12

		25

Fertilizers & Agricultural Chemicals (0.7%)
CF Industries Holdings	50	15

Financial Services (0.9%)
Capital One Financial	130	10
Citigroup	200	9

		19

Food, Beverage & Tobacco (0.9%)
ConAgra Foods	300	10
Supervalu*	1,000	10

		20

General Merchandise Stores (0.7%)
Target	200	15

Health Care Equipment (0.8%)
Baxter International	240	17

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	70	14

Industrials (0.4%)
Brink’s	400	9

	Shares	Value (000)
Insurance (4.5%)
Aflac	160	$9
Allstate	200	14
American Financial Group	200	12
Anthem	140	19
Hartford Financial Services Group	400	15
Lincoln National	200	10
Prudential Financial	100	8
Travelers	100	10

		97

Machinery (1.8%)
Caterpillar	100	8
Deere	160	14
Meritor*	900	11
Trinity Industries	200	5

		38

Media (0.4%)
Starz*	300	9

Office Electronics (0.5%)
Xerox	800	11

Paper Packaging (0.6%)
Rock-Tenn, Cl A	200	13

Petroleum & Fuel Products (3.5%)
Chevron	130	13
ConocoPhillips	100	6
Exxon Mobil	150	13
Marathon Oil	300	8
Marathon Petroleum	100	9
Murphy Oil	150	7
Phillips 66	130	9
Valero Energy	200	11

		76

Pharmaceuticals (1.5%)
Johnson & Johnson	100	10
Pfizer	700	22

		32

Printing & Publishing (0.4%)
Gannett	300	9

Retail (3.5%)
Brinker International	200	12
Dillard’s, Cl A	100	11
Kohl’s	200	12
Kroger	200	14
Macy’s	160	10
PetSmart	200	16

		75

Semi-Conductors/Instruments (0.8%)
Intel	500	17

Technology Distributors (0.5%)
Arrow Electronics*	200	11

Schedule of Investments January 31, 2015	(Unaudited)

LSV Global Value Fund	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (2.5%)
Brocade Communications Systems	1,100	$12
Cisco Systems	800	21
Corning	500	12
Verizon Communications	200	9

		54

Total Common Stock
(Cost $1,057)		903

Repurchase Agreement (7.1%)
Morgan Stanley 0.030%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $154 (collateralized by a US Treasury Note, par value $157, 0.625%, 11/15/16; with a total market value of $157)	$154	154

Total Repurchase Agreement
(Cost $154)		154

Total Investments — 98.4%
(Cost $2,213)†		$2,139

Percentages are based on Net Assets of $2,173 (000).

ADR	— American Depositary Receipt

Cl	— Class

GDR	— Global Depositary Receipt

*	Non-income producing security.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $2,213(000), and the unrealized appreciation and depreciation were $134(000) and ($208(000)) respectively.

The following is a summary of the inputs used as of January 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Foreign Common Stock
Australia	$—	$38	$—	$38
Austria	—	11	—	11
Belgium	—	12	—	12
Bermuda	31	—	—	31
Brazil	20	—	—	20
Canada	73	—	—	73
Cayman Islands	10	—	—	10
China	—	39	—	39
Finland	—	14	—	14
France	—	56	—	56
Germany	—	43	—	43
Guernsey	10	—	—	10
Hong Kong	—	39	—	39
Indonesia	—	14	—	14
Ireland	21	12	—	33
Israel	—	8	—	8
Italy	—	14	—	14
Japan	—	164	—	164
Mexico	6	—	—	6
Netherlands	—	36	—	36
New Zealand	—	7	—	7
Norway	—	18	—	18
Russia	10	—	—	10
Singapore	10	15	—	25
South Africa	—	23	—	23
South Korea	—	25	—	25
Spain	—	9	—	9
Sweden	—	21	—	21
Switzerland	—	74	—	74
Taiwan	—	25	—	25
Thailand	—	11	—	11
Turkey	—	12	—	12
United Kingdom	15	136	—	151
Total Foreign Common Stock	206	876	—	1,082
Common Stock	$903	$—	$—	$903
Repurchase Agreement	—	154	—	154
Total Investments in Securities	$1,109	$1,030	$—	$2,139

‡ For the period ended January 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended January 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-006-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015